Note 16 - Income Taxes (Details) - Effective Income Tax Reconciliation (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Effective Income Tax Reconciliation [Abstract]
Tax at federal statutory rate	$ (967,000)	$ (2,936,000)
State taxes, net of federal benefit	(160,000)	(454,000)
Research and development credits	(12,000)
Fair market value of warrants & derivatives	(22,000)	142,000
Stock based compensation	29,000	145,000
Other permanent items	1,000	(7,000)
Valuation allowance	$ 1,131,000	$ 3,110,000